FEDERATED HERMES INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 27, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Registrant”)
Federated Hermes Inflation Protected Securities Fund (the “Fund”)
Class A Shares Class C Shares Institutional Shares Class R6 Shares
1933 Act File No. 033-03164
1940 Act File No. 811-04577

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated November 30, 2024, that otherwise would have been filed under Rule 497(c) under the 1933 Act, does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 250 on November 22, 2024.

If you have any questions on the enclosed material, please contact Christina Eifler at Christina.Eifler@FederatedHermes.com or (724) 720-8832.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary